FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

June 30, 2026	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents	50,398	-	-	50,398
Marketable securities	-	-	22,421	22,421
Trade and other receivables	21,037	44,440	-	65,477
	71,435	44,440	22,421	138,296
Financial liabilities
Trade payables and accrued liabilities	46,219	-	-	46,219
Consideration payable		35,066	-	35,066
Loans payable	45,168	-	-	45,168
Other liabilities	19,579	-	-	19,579
	110,966	35,066	-	146,032

December 31, 2025
Financial assets
Cash and cash equivalents	44,267	-	-	44,267
Marketable securities	-	-	22,462	22,462
Trade and other receivables	22,977	20,371	-	43,348
	67,244	20,371	22,462	110,077
Financial liabilities
Trade payables and accrued liabilities	54,569	-	-	54,569
Consideration payable	-	20,243	-	20,243
Loans payable	51,986	-	-	51,986
Other liabilities	23,598	-	-	23,598
	130,153	20,243	-	150,396

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AND RECOGNIZED

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated statements of financial position at fair value on a recurring basis were categorized as follows:

	June 30, 2026			December 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Assets
Marketable securities	22,421	-	-	22,462	-	-
Trade and other receivables	-	44,440	-	-	20,371	-
	22,421	44,440	-	22,462	20,371	-

Liabilities
Consideration payable	-	-	35,066	-	-	20,243
	-	-	35,066	-	-	20,243

SCHEDULE OF FINANCIAL ASSETS REPRESENT MAXIMUM CREDIT RISK

The following financial assets represent the maximum credit risk to the Company:

	June 30, 2026	December 31, 2025
	$	$
Cash and cash equivalents	50,398	44,267
Marketable securities	22,421	22,462
Trade and other receivables	97,544	43,348

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

	<1 year	1 – 2 years	2 – 5 years	>5 years	Total
	$	$	$	$	$
Trade payables and accrued liabilities	40,080	6,139	-	-	46,219
Consideration payable – CVR & additional payments	7,458	11,586	18,756	6,170	43,970
Loans payable	44,968	200	-	-	45,168
Lease payments	39	35	35	-	109
	92,545	17,960	18,791	6,170	135,466

SCHEDULE OF CURRENCY EXPOSURES

	CAD	BOB	USD	MXN	Total
	$	$	$	$	$
Financial assets
Cash and cash equivalents	1,213	7,212	41,090	883	50,398
Marketable securities	-	-	22,421	-	22,421
Trade and other receivables	98	6,980	58,154	245	65,477
	1,311	14,192	121,665	1,128	138,296

Financial liabilities
Trade payables and accrued liabilities	456	27,093	6,410	12,260	46,219
Consideration payable	-	-	35,066	-	35,066
Loans payable	-	45,168	-	-	45,168
Other liabilities	-	9,828	7,590	2,161	19,579
	456	82,089	49,066	14,421	146,032
Net financial assets (liabilities)	855	(67,897)	72,599	(13,293)	(7,736)